As filed with the U.S. Securities and Exchange Commission on October 4, 2013

Securities Act File No. 33-08058

Investment Company Act File No. 811-04802

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 38

(Check appropriate box or boxes)

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of October, 2013.

BLACKROCK MUNICIPAL SERIES TRUST (REGISTRANT) on behalf of BlackRock Intermediate Municipal Fund

By:	/s/ John Perlowski
(John Perlowski, Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Perlowski	Chief Executive Officer (Principal Executive Officer)	October 4, 2013
(John Perlowski)

/s/ Neal Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	October 4, 2013
(Neal J. Andrews)

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee	October 4, 2013

BRUCE R. BOND* (Bruce R. Bond)	Trustee	October 4, 2013

DONALD W. BURTON* (Donald W. Burton)	Trustee	October 4, 2013

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee	October 4, 2013

KENNETH A. FROOT* (Kenneth A. Froot)	Trustee	October 4, 2013

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee	October 4, 2013

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee	October 4, 2013

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee	October 4, 2013

DAVID H. WALSH* (David H. Walsh)	Trustee	October 4, 2013

FRED G. WEISS* (Fred G. Weiss)	Trustee	October 4, 2013

PAUL L. AUDET* (Paul L. Audet)	Trustee and President	October 4, 2013

LAURENCE D. FINK* (Laurence D. Fink)	Trustee	October 4, 2013

HENRY GABBAY* (Henry Gabbay)	Trustee	October 4, 2013

*By:	/s/ Benjamin Archibald Benjamin Archibald (Attorney-In-Fact)	October 4, 2013

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase